Earnings Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share [Line Items]
Basic weighted average shares outstanding	1,177,693,383	722,345,600
Dilutive weighted average shares outstanding	1,177,693,383	722,345,600